Expense Example	Prospectus #1 Delaware Tax-Free California Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Tax-Free California Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Tax-Free California Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Tax-Free California Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Tax-Free California Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Tax-Free California Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Tax-Free California Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Tax-Free California Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Tax-Free California Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Tax-Free California Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Tax-Free California Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Tax-Free California Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Tax-Free Idaho Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Tax-Free Idaho Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Tax-Free Idaho Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Tax-Free Idaho Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Tax-Free New York Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Tax-Free New York Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Tax-Free New York Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Tax-Free New York Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Tax-Free New York Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Tax-Free New York Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Tax-Free New York Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Tax-Free New York Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Tax-Free New York Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Tax-Free New York Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Tax-Free New York Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Tax-Free New York Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 10 Years
USD ($)	528	735	959	1,602	258	532	930	2,046	56	220	397	912	534	747	977	1,638	264	544	949	2,081	62	232	417	950	528	731	951	1,582	258	527	922	2,026	56	215	388	890	532	737	959	1,595	262	533	930	2,039	60	221	397	904	533	715	913	1,483	263	511	884	1,930	61	199	348	783